ORGANIZATION - Consolidated VIEs inclusive of the VIEs subsidiaries - (Details)	12 Months Ended
Dec. 31, 2021
Beike Group (Cayman) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Group (BVI) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Sharehome HK International Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike (Tianjin) Investment Co., Ltd. ("Beike Tianjin")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Jinbei (Tianjin) Technology Co., Ltd. ("Jinbei Technology")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Jinke (Tianjin) Technology Co., Ltd. ("Beike Jinke")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Lianjia (Tianjin) Enterprise Management Co., Ltd. ("Lianjia Enterprise Management")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd. ("Lianjia Zhidi")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Deyou Real Estate Agency Co., Ltd. ("Deyou Real Estate Agency")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Zhaofang (Beijing) Technology Co., Ltd. ("Beike Zhaofang")
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia Real Estate Brokerage Co., Ltd. ("Beijing Lianjia")
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Yiju Taihe Technology Co., Ltd. ("Yiju Taihe")
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Tianjin Xiaowu Information & Technology Co., Ltd. ("Tianjin Xiaowu")
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Zhongrongxin Financing Guarantee Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Ehomepay Technologies Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%